S000012492 [Member] Investment Risks - ACTIVE M INTERNATIONAL EQUITY FUND	Mar. 31, 2026
SECTOR RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
SECTOR RISK is the risk that companies in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to decrease.
∎
FINANCIALS SECTOR RISK is the risk that companies in the financials sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competitions and the availability and cost of capital, among other factors.

∎
INDUSTRIALS SECTOR RISK is the risk that companies in the industrials sector may be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, and tax and governmental regulatory policies.

FOREIGN SECURITIES RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
FOREIGN SECURITIES RISK is the risk that investing in foreign (non‑U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments may impose limitations on foreigners’ ownership of interests in local issuers, restrictions on the ability to repatriate assets, and may also impose taxes. Any of these events could cause the value of the Fund’s investments to decline. Foreign banks, agents and securities depositories that hold the Fund’s foreign assets may be subject to little or no regulatory oversight over, or independent evaluation, of their operations. Additional costs associated with investments in foreign securities may include higher custodial fees than those applicable to domestic custodial arrangements and transaction costs of foreign currency conversions. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, forward foreign currency exchange contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.

MANAGEMENT RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser or sub‑advisers may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser or the sub‑advisers may cause unintended results.

LIQUIDITY RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
LIQUIDITY RISK is the risk that certain securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like and the Fund may have to lower the price, sell other securities instead or forgo an investment opportunity, adversely affecting the value of the Fund’s investments and its returns. In addition, less liquid securities may be more difficult to value and markets may become less liquid when there are fewer interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. Banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. All of these risks may increase during periods of market turmoil and could have a negative effect on the Fund’s performance.

VALUATION RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
VALUATION RISK is the risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. It is possible that the Fund could incur a loss because a portfolio security is sold at a discount to the value ascribed to it for purposes of calculating the Fund’s net asset value. Fair value methodologies may involve more subjectivity than the use of market quotations when fair valuing an investment. In addition the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

SECURITIES LENDING RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
SECURITIES LENDING RISK is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

EMERGING MARKETS RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
EMERGING MARKETS RISK is the risk that emerging markets are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investments than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volumes and greater price volatility than companies in more developed markets. Emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local and global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

DEPOSITARY RECEIPTS RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
DEPOSITARY RECEIPTS RISK Foreign securities may trade in the form of depositary receipts. In addition to investment risks associated with the underlying issuer, depositary receipts may expose the Fund to additional risks associated with nonuniform terms that apply to depositary receipt programs, including credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency, political, economic, market risks and the risks of an illiquid market for depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may not track the price of the underlying foreign securities on which they are based, may have limited voting rights, and may have a distribution subject to a fee charged by the depository. As a result, equity shares of the underlying issuer may trade at a discount or premium to the market price of the depositary receipts.

MULTI MANAGER RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
MULTI-MANAGER RISK is the risk that the sub‑advisers’ investment styles will not always be complementary or that the investment adviser’s allocation of assets amongst sub‑advisers will not achieve the intended result, which could negatively impact the performance of the Fund. Sub‑advisers make investment decisions independently of one another, and may make decisions that conflict with each other.

GEOGRAPHIC RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
GEOGRAPHIC RISK is the risk that if the Fund invests a significant portion of its total assets in certain issuers within the same country or geographic region, an adverse economic, business or political development affecting that country or region may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such country or region.
∎
EUROPEAN INVESTMENT RISK is the risk that investments in certain countries in the European Union (the “EU”) are susceptible to high political, social, or economic risks due to restrictions on inflation rates, rising debt levels and fiscal and monetary controls. Decreasing imports or exports, changes in local or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, budget deficits and recessions in an EU member country may have significant adverse effects on the economies of the other EU member countries. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would likely place the EU’s currency and banking system in jeopardy and result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s EU investments.

∎
UNITED KINGDOM INVESTMENT RISK is the risk that investments in issuers located in the United Kingdom (“UK”) may subject the Fund to regulatory, political, currency, security and economic risk specific to the UK. The UK has one of the largest economies in Europe and is heavily dependent on trade with the European Union (“EU”). As a result, the UK economy may be impacted by changes to the economic health of EU member countries. On January 31, 2020, the UK officially withdrew from the EU (“Brexit”). While new trade deals between the UK and other countries may boost economic growth, such growth may not be able to offset the increased costs of trade with the EU resulting from the UK’s loss of its membership in the EU single market. While the long-term impact of Brexit is unknown, Brexit has already resulted in periods of volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.

SMALL AND MID CAP STOCK RISK [Member]
Prospectus [Line Items]
Risk [Text Block]
SMALL AND MID CAP STOCK RISK is the risk that stocks of small and mid‑sized companies may be more volatile than stocks of larger, more established companies. Small and mid‑sized companies may have limited product lines or financial resources, may be dependent upon a particular niche of the market, or may be dependent upon a small or inexperienced management group. The securities of small and mid‑sized companies may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

MARKET RISKS [Member]
Prospectus [Line Items]
Risk [Text Block]
MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, elevated levels of government debt, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions caused by local or regional events such as financial institution failures, changes in trade regulation or economic sanctions, internal unrest and discord, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions, the threat or occurrence of a government shutdown, or other events or adverse investor sentiment could have a significant impact on the Fund and its investments. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to risks described elsewhere in this summary will likely increase.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, it is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.